Average Annual Total Returns - First Trust NASDAQ-100 Equal Weighted Index Fund	First Trust NASDAQ-100 Equal Weighted Index Fund 1 Year	First Trust NASDAQ-100 Equal Weighted Index Fund 5 Years	First Trust NASDAQ-100 Equal Weighted Index Fund 10 Years	First Trust NASDAQ-100 Equal Weighted Index Fund Since Inception	First Trust NASDAQ-100 Equal Weighted Index Fund Inception Date	First Trust NASDAQ-100 Equal Weighted Index Fund After tax on distributions 1 Year	First Trust NASDAQ-100 Equal Weighted Index Fund After tax on distributions 5 Years	First Trust NASDAQ-100 Equal Weighted Index Fund After tax on distributions 10 Years	First Trust NASDAQ-100 Equal Weighted Index Fund After tax on distributions Since Inception	First Trust NASDAQ-100 Equal Weighted Index Fund After tax on distributions and sale of fund shares 1 Year	First Trust NASDAQ-100 Equal Weighted Index Fund After tax on distributions and sale of fund shares 5 Years	First Trust NASDAQ-100 Equal Weighted Index Fund After tax on distributions and sale of fund shares 10 Years	First Trust NASDAQ-100 Equal Weighted Index Fund After tax on distributions and sale of fund shares Since Inception	NASDAQ-100 Equal Weighted Index(SM) (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100 Equal Weighted Index(SM) (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100 Equal Weighted Index(SM) (reflects no deduction for fees, expenses or taxes) 10 Years	NASDAQ-100 Equal Weighted Index(SM) (reflects no deduction for fees, expenses or taxes) Since Inception	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) Since Inception	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 1 Year	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 5 Years	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) 10 Years	NASDAQ-100 Index® (reflects no deduction for fees, expenses or taxes) Since Inception
Total	37.35%	18.99%	16.33%	12.20%	Apr. 19, 2006	37.10%	18.71%	16.02%	11.97%	22.08%	15.32%	13.73%	10.39%	38.19%	19.71%	17.06%	12.90%	18.40%	15.22%	13.88%	9.69%	48.88%	24.27%	20.63%	15.75%